Net Income Per Share Attributable to Evercore Inc. Common Shareholders	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income Per Share Attributable to Evercore Inc. Common Shareholders
Net Income Per Share Attributable to Evercore Inc. Common Shareholders
The calculations of basic and diluted net income per share attributable to Evercore Inc. common shareholders for the years ended December 31, 2016, 2015 and 2014 are described and presented below.

	For the Years Ended December 31,
	2016	2015	2014
Basic Net Income Per Share Attributable to Evercore Inc. Common Shareholders
Numerator:
Net income attributable to Evercore Inc. common shareholders	$107,528	$42,863	$86,874
Denominator:
Weighted average Class A Shares outstanding, including vested RSUs	39,220	37,161	35,827
Basic net income per share attributable to Evercore Inc. common shareholders	$2.74	$1.15	$2.42
Diluted Net Income Per Share Attributable to Evercore Inc. Common Shareholders
Numerator:
Net income attributable to Evercore Inc. common shareholders	$107,528	$42,863	$86,874
Noncontrolling interest related to the assumed exchange of LP Units for Class A Shares	(a)	(a)	(a)
Associated corporate taxes related to the assumed elimination of Noncontrolling Interest described above	(a)	(a)	(a)
Diluted net income attributable to Evercore Inc. common shareholders	$107,528	$42,863	$86,874
Denominator:
Weighted average Class A Shares outstanding, including vested RSUs	39,220	37,161	35,827
Assumed exchange of LP Units for Class A Shares	(a)	(a)	(a)
Additional shares of the Company's common stock assumed to be issued pursuant to non-vested RSUs and deferred consideration, as calculated using the Treasury Stock Method	2,065	2,162	2,723
Shares that are contingently issuable (b)	2,908	1,747	88
Assumed conversion of Warrants issued (c)	—	2,629	3,205
Diluted weighted average Class A Shares outstanding	44,193	43,699	41,843
Diluted net income per share attributable to Evercore Inc. common shareholders	$2.43	$0.98	$2.08

(a)
The Company has outstanding LP Units in its subsidiary, Evercore LP, which give the holders the right to receive Class A Shares upon exchange on a one-for-one basis. During the years ended December 31, 2016, 2015 and 2014, the LP Units were antidilutive and consequently the effect of their exchange into Class A Shares has been excluded from the calculation of diluted net income per share attributable to Evercore Inc. common shareholders. The units that would have been included in the denominator of the computation of diluted net income per share attributable to Evercore Inc. common shareholders if the effect would have been dilutive were 6,397, 6,606 and 5,161 for the years ended December 31, 2016, 2015 and 2014, respectively. The adjustment to the numerator, diluted net income attributable to Class A common shareholders, if the effect would have been dilutive, would have been $18,196, $7,697 and $12,912 for the years ended December 31, 2016, 2015 and 2014, respectively. In computing this adjustment, the Company assumes that all vested Class A LP Units and all Class E LP Units are converted into Class A Shares, that all earnings attributable to those shares are attributed to Evercore Inc. and, that it has adopted a conventional corporate tax structure and is taxed as a C Corporation in the U.S. at prevailing corporate tax rates. The Company does not anticipate that the LP Units will result in a dilutive computation in future periods.

(b)
At December 31, 2016 and 2015, the Company has outstanding Class G and H LP Interests which are contingently exchangeable into Class E LP Units, and ultimately Class A Shares, as well as outstanding Class I-P Units which are contingently exchangeable into Class I LP Units, and ultimately Class A Shares, as they are subject to certain performance thresholds being achieved. See Note 17 for a further discussion. For the purposes of calculating diluted net income per share attributable to Evercore Inc. common shareholders, the Company's Class G and H LP Interests and Class I-P LP Units will be included in diluted weighted average Class A Shares outstanding as of the beginning of the period in which all necessary performance conditions have been satisfied. If all necessary performance conditions have not been satisfied by the end of the period, the number of shares that will be included in diluted weighted average Class A Shares outstanding will be based on the number of shares that would be issuable if the end of the reporting period were the end of the performance period. The Interests/Units that were assumed to be converted to an equal number of Class A Shares for purposes of computing diluted EPS were 2,908 and 1,747 for the years ended December 31, 2016 and 2015, respectively.

(c)	In November 2015, Mizuho exercised in full its outstanding Warrants to purchase 5,455 Class A Shares, of which the Company repurchased 2,355 shares.
The shares of Class B common stock have no right to receive dividends or a distribution on liquidation or winding up of the Company. The shares of Class B common stock do not share in the earnings of the Company and no earnings are allocable to such class. Accordingly, basic and diluted net income per share of Class B common stock have not been presented.